VAT RECOVERABLE	12 Months Ended
Dec. 31, 2021
Vat Recoverable
VAT RECOVERABLE

7. VAT RECOVERABLE

VAT (value added taxes) recoverable consist of the total VAT credits recoverable by each of the Company’s subsidiaries. As at December 31, 2021, the Company had a net VAT recoverable of $0.8 million in Mexico, $0.7 million in Germany and $0.1 million in Canada (December 31, 2020 – net VAT recoverable of $1.8 million in Mexico, $0.2 million in Germany and $0.1 million in Canada). In Mexico, VAT credits can be recovered in cash or applied to VAT payable specific to each entity and are non-transferable. The Company’s Mexican VAT payable position is reflected separately on the consolidated statement of financial position.